Borrowings - Japan Facility (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 JPY (¥)	Apr. 03, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 27.6		$ 3.8
Japan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 40.7	¥ 4,000.0
Borrowings, interest rate	0.33%	0.33%
Borrowings, term	12 months
Short-term borrowings	$ 13.7	¥ 1,350.0	$ 0.0
Japan Facility | TIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.30%	0.30%